Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 03, 2025	Sep. 27, 2024	Sep. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO 1 (1) ($)	Summary Compensation Table Total for CEO 2 (1) ($)	Summary Compensation Table Total for CEO 3 (1) ($)	Compensation Actually Paid to CEO 1 ($)	Compensation Actually Paid to CEO 2 ($)	Compensation Actually Paid to CEO 3 ($)	Average Summary Compensation Table Total for Non-CEO NEOs (2) ($)	Average Compensation Actually Paid to Non-CEO NEOs (2) ($)

2025	$3,288,352	$1,429,565	$12,689,561	$2,766,820	$695,370	$7,127,882	$2,492,479	$1,060,619

2024	$—	$—	$10,448,954	$—	$—	$8,142,899	$2,173,967	$752,482

2023	$—	$—	$3,181,908	$—	$—	$1,431,836	$1,029,502	$639,455

Year	Value of Initial Fixed $100 Investment Based On (1)		Net Income (Loss) (2) ($)	Company Selected Performance Measure - Adjusted EBITDA (3) ($)
	Total Shareholder Return ($)	Peer Group Total Shareholder Return (1) ($)

2025	$30.10	$130.44	$(40,223,000)	$257,400,000

2024	$89.64	$125.86	$20,970,000	$352,900,000

2023	–	–	$213,158,000	$404,000,000

Named Executive Officers, Footnote	James J. Barber, Jr. (CEO 1) and Phillip Holloman (CEO 2) each served as CEOs in fiscal year 2025. Kim Scott (CEO 3) served as CEO in fiscal years 2023, 2024 and 2025.Non-CEO NEOs were as follows for fiscal years 2023, 2024 and 2025:
(i)2025: Messrs. Bouchard, Dillon, Seward, and Shih and Ms. Janzen.
(ii)2024: Messrs. Dillon, Donovan, Shih and Ms. Kervin.
(iii)2023: Messrs. Dillon, Donovan, Shih and Ms. Kervin.

Peer Group Issuers, Footnote	Total Shareholder Return (TSR) assumes $100 is invested as of October 2, 2023. TSR represents cumulative return over fiscal year 2025. The Peer Group used for this calculation was the Standard & Poor’s Small Cap 600 Index (or “S&P 600”) which is also reported in our Annual Report on Form 10-K in the Stock Performance Graph for fiscal year 2025.
PEO Total Compensation Amount		$ 10,448,954	$ 3,181,908
PEO Actually Paid Compensation Amount		8,142,899	1,431,836
Adjustment To PEO Compensation, Footnote
To determine the CAP amounts for Messrs. Barber and Holloman, and Ms. Scott, set forth in the PvP table above, the following amounts were deducted from and added to (as applicable) total compensation as reported for each person in the Summary Compensation Table (SCT) for the applicable fiscal year, in accordance with Item 402(v) of Regulation S-K.
Mr. Barber (CEO 1)

Year	SCT Total Reported for Mr. Barber ($)	SCT Reported Equity Value for Mr. Barber ($)	Equity Award Value Adjustments for Mr. Barber (1) ($)	Compensation Actually Paid to Mr. Barber ($)

2025	$3,288,352	($2,937,800)	$2,416,268	$2,766,820

_____________
(1)Represents the year-over-year change in the fair value of Mr. Barber's equity awards as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2025	$2,416,268	$0	$0	$0	$0	$0	$2,416,268

Mr. Holloman (CEO 2)

Year	SCT Total Reported for Mr. Holloman ($)	SCT Reported Equity Value for Mr. Holloman ($)	Equity Award Value Adjustments for Mr. Holloman (1) ($)	Compensation Actually Paid to Mr. Holloman ($)

2025	$1,429,565	($675,005)	($59,190)	$695,370

_____________
(1)Represents the year-over-year change in the fair value of Mr. Holloman’s equity awards as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2025	$399,051	($148,201)	$0	($310,040)	$0	$0	($59,190)

Ms. Scott (CEO 3)

Year	SCT Total Reported for Ms. Scott ($)	SCT Reported Equity Value for Ms. Scott ($)	Equity Award Value Adjustments for Ms. Scott (1) ($)	Compensation Actually Paid to Ms. Scott ($)

2025	$12,689,561	($3,767,937)	($1,793,742)	$7,127,882

2024	$10,448,954	($9,493,722)	$7,187,667	$8,142,899

2023	$3,181,908	($1,750,072)	$0	$1,431,836

__________________
(1)Represents the year-over-year change in the fair value of Ms. Scott’s equity awards as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2025	$214,207	($1,417,193)	$0	$0	($590,756)	$0	($1,793,742)

2024	$7,832,897	($311,054)	$0	($70,221)	($263,955)	$0	$7,187,667

2023	$0	$0	$0	$0	$0	$0	$0

In the tables for each CEO above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly in-the-money or out-of-the-money. For additional information on the valuation assumption refer to “Note 12 – Share-Based Compensation” to our audited consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended October 3, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 2,492,479	2,173,967	1,029,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,060,619	752,482	639,455
Adjustment to Non-PEO NEO Compensation Footnote
To determine the average compensation actually paid to the Non-CEO NEOs, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the Summary Compensation Table (SCT), in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total Reported for Non-CEO NEOs ($)	SCT Reported Equity Value for Non-CEO NEOs ($)	Equity Award Value Adjustments for Non-CEO NEOs (1) ($)	Compensation Actually Paid for Non-CEO NEOs ($)

2025	$2,492,479	($1,582,176)	$150,316	$1,060,619

2024	$2,173,967	($1,558,904)	$137,419	$752,482

2023	$1,029,502	($390,047)	$0	$639,455

__________________
(1)Represents the year-over-year change in the fair value of our Non-CEO NEO’s equity awards to as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2025	$235,238	$35,605	$0	($4,875)	($115,652)	$0	$150,316

2024	$210,719	($10,245)	$0	($29,914)	($33,141)	$0	$137,419

2023	$0	$0	$0	$0	$0	$0	$0

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly in-the-money or out-of-the-money. For additional information on the valuation assumption refer to “Note 12 – Share-Based Compensation” to our audited consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended October 3, 2025.

Compensation Actually Paid vs. Total Shareholder Return
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PVP table above.
Compensation Actually Paid (CAP) vs. Vestis TSR vs. Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs. Net Income (in Thousands)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs. Adjusted EBITDA (in Thousands)
Total Shareholder Return Vs Peer Group
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PVP table above.
Compensation Actually Paid (CAP) vs. Vestis TSR vs. Peer Group TSR

Tabular List, Table
The following financial performance measures (listed alphabetically) are used to link NEO Compensation Actually Paid to company performance during the most recently completed fiscal year.

Performance Measures
Adjusted EBITDA
Organic Revenue Sales Growth
Adjusted Free Cash Flow
Relative TSR

Total Shareholder Return Amount	$ 30.10	89.64	0
Peer Group Total Shareholder Return Amount	130.44	125.86	0
Net Income (Loss)	$ (40,223,000)	$ 20,970,000	$ 213,158,000
Company Selected Measure Amount	257,400,000	352,900,000	404,000,000
PEO Name		Kim Scott (CEO 3)	Kim Scott (CEO 3)
Additional 402(v) Disclosure	Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported in our Annual Report on Form 10-K within Results of Operations for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, a non-GAAP measure, is the performance measure the Company has selected per the requirements of Item 402(v) of Regulation S-K. A reconciliation of GAAP to non-GAAP financial measures is set forth on Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
James J. Barber, Jr. (CEO 1) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,288,352
PEO Actually Paid Compensation Amount	$ 2,766,820
PEO Name	James J. Barber, Jr. (CEO 1)
Phillip Holloman (CEO 2) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,429,565
PEO Actually Paid Compensation Amount	$ 695,370
PEO Name	Phillip Holloman (CEO 2)
Kim Scott (CEO 3) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,689,561	$ 10,448,954	$ 3,181,908
PEO Actually Paid Compensation Amount	$ 7,127,882	8,142,899	1,431,836
PEO Name	Kim Scott (CEO 3)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,493,722)	(1,750,072)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,187,667	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,832,897	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(311,054)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,221)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(263,955)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | James J. Barber, Jr. (CEO 1) [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,937,800)
PEO | James J. Barber, Jr. (CEO 1) [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,416,268
PEO | James J. Barber, Jr. (CEO 1) [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,416,268
PEO | James J. Barber, Jr. (CEO 1) [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James J. Barber, Jr. (CEO 1) [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James J. Barber, Jr. (CEO 1) [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James J. Barber, Jr. (CEO 1) [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James J. Barber, Jr. (CEO 1) [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Phillip Holloman (CEO 2) [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,005)
PEO | Phillip Holloman (CEO 2) [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,190)
PEO | Phillip Holloman (CEO 2) [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,051
PEO | Phillip Holloman (CEO 2) [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,201)
PEO | Phillip Holloman (CEO 2) [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Phillip Holloman (CEO 2) [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,040)
PEO | Phillip Holloman (CEO 2) [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Phillip Holloman (CEO 2) [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kim Scott (CEO 3) [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,767,937)
PEO | Kim Scott (CEO 3) [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,793,742)
PEO | Kim Scott (CEO 3) [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,207
PEO | Kim Scott (CEO 3) [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417,193)
PEO | Kim Scott (CEO 3) [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kim Scott (CEO 3) [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kim Scott (CEO 3) [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(590,756)
PEO | Kim Scott (CEO 3) [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,582,176)	(1,558,904)	(390,047)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,316	137,419	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,238	210,719	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,605	(10,245)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,875)	(29,914)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,652)	(33,141)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0